Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Apr. 28, 2013
Current liabilities:
Portion of long-term debt due within one year	$ 11	$ 108	$ 1,023
Long-term debt and other non-current liabilities:
Long-term debt	13,586	14,618	3,848
Successor [Member]
Current assets:
Cash and cash equivalents	2,298	2,459
Trade receivables (net of allowances: $8, $1, and $8)	851	1,100
Other receivables (net of allowances: $-, $-, and $-)	384	245
Inventories:
Finished goods and work-in-process	(962)	(1,138)
Packaging material and ingredients	223	297
Total inventories	1,185	1,435
Prepaid expenses	139	145
Other current assets	58	60
Total current assets	4,915	5,444
Property, plant and equipment:
Land	199	226
Buildings and leasehold improvements	604	617
Equipment, furniture and other	1,993	1,986
Property, plant and equipment	2,796	2,829
Less accumulated depreciation	431	166
Total property, plant and equipment, net	2,365	2,663
Other non-current assets:
Goodwill	14,959	15,070
Trademarks, net	11,455	12,131
Other intangibles, net	1,733	2,359
Other non-current assets	1,336	1,305
Total other non-current assets	29,483	30,865
Total assets	36,763	38,972
Current liabilities:
Short-term debt	59	144
Portion of long-term debt due within one year	11	108
Trade payables	1,651	1,192
Other payables	203	148
Accrued interest	167	172
Accrued trade promotions and marketing	297	370
Other accrued liabilities	472	589
Income taxes	232	202
Total current liabilities	3,092	2,925
Long-term debt and other non-current liabilities:
Long-term debt	13,586	14,618
Deferred income taxes	3,867	4,161
Non-pension post-retirement benefits	197	196
Other non-current liabilities	336	530
Total long-term debt and other non-current liabilities	17,986	19,505
Commitments and contingent liabilities (See Note 19)
Redeemable noncontrolling interest	29	30
9% Series A cumulative redeemable preferred stock, 80,000 authorized and issued shares, $0.01 par value	8,320	8,320	0
Capital stock:
Capital stock	9	9
Warrants	367	367	0
Additional capital	7,315	7,445
(Accumulated deficit)/retained earnings	0	(77)
Accumulated other comprehensive income/(loss)	(574)	232
Sum of capital stock, additional capital and retained earnings	7,117	7,976
Less:
Treasury shares, at cost (109,831 shares at April 28, 2013)	0	0
Total H. J. Heinz Holding Corporation shareholders' equity	7,117	7,976
Noncontrolling interest	219	216
Total equity	7,336	8,192
Total liabilities and equity	36,763	38,972
Predecessor [Member]
Current assets:
Cash and cash equivalents			2,477
Trade receivables (net of allowances: $8, $1, and $8)			873
Other receivables (net of allowances: $-, $-, and $-)			201
Inventories:
Finished goods and work-in-process			(1,077)
Packaging material and ingredients			256
Total inventories			1,333
Prepaid expenses			161
Other current assets			91
Total current assets			5,136
Property, plant and equipment:
Land			79
Buildings and leasehold improvements			997
Equipment, furniture and other			4,284
Property, plant and equipment			5,360
Less accumulated depreciation			2,900
Total property, plant and equipment, net			2,460
Other non-current assets:
Goodwill			3,079
Trademarks, net			1,037
Other intangibles, net			378
Other non-current assets			850
Total other non-current assets			5,344
Total assets			12,940
Current liabilities:
Short-term debt			1,137
Portion of long-term debt due within one year			1,023
Trade payables			1,310
Other payables			183
Accrued interest			60
Accrued trade promotions and marketing			314
Other accrued liabilities			645
Income taxes			114
Total current liabilities			4,786
Long-term debt and other non-current liabilities:
Long-term debt			3,848
Deferred income taxes			679
Non-pension post-retirement benefits			240
Other non-current liabilities			507
Total long-term debt and other non-current liabilities			5,274
Commitments and contingent liabilities (See Note 19)
Redeemable noncontrolling interest			30
Capital stock:
Capital stock			108
Additional capital			609
(Accumulated deficit)/retained earnings			7,907
Accumulated other comprehensive income/(loss)			(1,174)
Sum of capital stock, additional capital and retained earnings			7,450
Less:
Treasury shares, at cost (109,831 shares at April 28, 2013)			4,647
Total H. J. Heinz Holding Corporation shareholders' equity			2,803
Noncontrolling interest			47
Total equity			2,850
Total liabilities and equity			12,940
Common Stock, Par Value $0.25 [Member] | Successor [Member]
Capital stock:
Common stock	0	0
Common Stock, Par Value $0.25 [Member] | Predecessor [Member]
Capital stock:
Common stock			108
Common Stock, $0.01 Par Value [Member] | Successor [Member]
Capital stock:
Common stock	9	9
Common Stock, $0.01 Par Value [Member] | Predecessor [Member]
Capital stock:
Common stock			$ 0